Loans and Borrowings (Details) - Schedule of Changes in the Convertible Notes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Convertible Notes [Abstract]
Balance Beginning		$ 13,805,436
Additions – convertible notes	5,000,000
Interest and transaction costs (note 9)	137,500	322,748
Conversion of convertible notes during the year	(5,137,000)	(7,738,184)
Repayment of convertible notes during the year	(500)	(6,390,000)
Balance Ending